Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares authorized	4,000,000	4,000,000	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	55,000,000	55,000,000	55,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	12,555,144	9,754,364	4,454,665
Common stock, shares outstanding	12,555,144	9,754,364	4,454,665
Revision of Prior Period, Adjustment [Member]
Preferred stock, shares issued		1,702
Preferred stock, shares outstanding		1,702
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,000	5,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	150	0
Preferred stock, shares outstanding	150	0